INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Net intangible assets	$ 2,892	$ 3,699
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Net intangible assets	2,299	2,970
Global intermodal logistics operation
Disclosure of information for cash-generating units [line items]
Net intangible assets	576	704
U.K. regulated distribution operation
Disclosure of information for cash-generating units [line items]
Net intangible assets	$ 17	$ 25